Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	€ 6,416	€ 6,682
Ending balance, Deferred tax assets	5,616	6,416
Tax loss carryforwards generated in the tax group	4,135
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	2,741	2,884
Additions	435	207
Reversals	(508)	(218)
Perimeter changes	2	0
Translation differences and other	(31)	(132)
Ending balance, Deferred tax assets	2,639	2,741
Tax loss carryforwards generated in the tax group	2,060
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,283
Ending balance, Deferred tax assets	999	1,283
Tax loss carryforwards generated in the tax group	106
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,283	1,420
Additions	0	3
Reversals	(283)	(140)
Perimeter changes	0	0
Translation differences and other	(1)	0
Ending balance, Deferred tax assets	999	1,283
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	778
Tax loss carryforwards generated in the tax group	5,975
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	813	695
Additions	150	183
Reversals	(184)	(64)
Perimeter changes	0	0
Translation differences and other	(1)	(1)
Ending balance, Deferred tax assets	778	813
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	861
Tax loss carryforwards generated in the tax group	976
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	645	769
Additions	285	21
Reversals	(41)	(14)
Perimeter changes	0	0
Translation differences and other	(28)	(131)
Ending balance, Deferred tax assets	861	645
Other | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	0	0
Additions	0	0
Reversals	0	0
Perimeter changes	2	0
Translation differences and other	(1)	0
Ending balance, Deferred tax assets	1	€ 0
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	2,075
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	1,418
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	390
More than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	642
More than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 1,685